Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 08, 2019
Document Effective Date	Nov. 12, 2019
Prospectus Date	Nov. 12, 2019